IMPAIRMENT OF GOODWILL AND OTHER ASSETS - Additional information (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017
Magazines CGU
IMPAIRMENT OF GOODWILL AND OTHER ASSETS
Impairment of goodwill	$ 30.0
Impairment of goodwill without tax consequence	1.5
Impairment of intangible assets	12.4
Impairment of intangible assets without tax consequence	$ 3.1
Other segments excluding Magazines CGU
IMPAIRMENT OF GOODWILL AND OTHER ASSETS
Impairment of intangible assets		$ 1.4